Share-Based Compensation (Restricted Share Activity) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Number of Restricted Shares
Nonvested balance, beginning	95,868	101,182
Granted	34,923	34,625
Vested	(19,221)	(39,939)
Forfeited	0	0
Nonvested balance, ending	111,570	95,868
Weighted Average Grant-Date Fair Value
Nonvested balance, beginning	$ 15.15	$ 14.93
Granted	$ 23.02	$ 17.05
Vested	$ 16.10	$ 16.24
Forfeited	$ 0.00	$ 0.00
Nonvested balance, ending	$ 17.45	$ 15.15